Property and equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

(In thousands)	December 31, 2013	December 31, 2014
Servers and network equipment	32,108	35,256
Computer equipment	2,097	2,123
Furniture, fixtures and office equipment	889	903
Motor vehicles	340	339
Leasehold improvements	2,177	2,169

Total original costs	37,611	40,790
Less: Accumulated depreciation	(17,403)	(23,271)

	20,208	17,519

Summary of Depreciation Expense

Depreciation expense recognized for the years ended December 31, 2012, 2013 and 2014 are summarized as follows:

	Years ended December 31
(In thousands)	2012	2013	2014
Cost of revenues	3,271	4,317	5,652
General and administrative expenses	594	690	715
Sales and marketing expenses	129	105	133

Total	3,994	5,112	6,500